Commitments, Contingent Liabilities and Liens (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) a
Line of Credit Facility [Line Items]
Line of credit utilized	$ 2,000
Galon Parcel [Member]
Line of Credit Facility [Line Items]
Area of land | a	12.4
Land lease term	49 years
Land lease renewal term	49 years
Bank Igud [Member]
Line of Credit Facility [Line Items]
Amount of line of credit	$ 3,850
Bank Hapoalim [Member]
Line of Credit Facility [Line Items]
Amount of line of credit	3,500
Bank Hongkong and Shanghai Banking Corporation [Member]
Line of Credit Facility [Line Items]
Amount of line of credit	5,000
Bank Leumi [Member]
Line of Credit Facility [Line Items]
Amount of line of credit	$ 1,800